Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Summary of unaudited quarterly results

The following is a summary of unaudited quarterly results for 2012 and 2011:

	2012				2011
	Fourth	Third	Second	First	Fourth	Third	Second	First
Condensed income statements:
Interest income	$77,808	$69,438	$72,893	$74,141	$74,341	$63,722	$49,544	$40,305
Net interest income	67,693	60,334	63,345	63,852	63,580	54,216	40,685	32,839
Provision for loan losses	6,736	5,771	6,608	5,376	16,790	11,846	8,215	1,545
Net Income before attribution of noncontrolling interests	4,644	37,845	6,373	6,163	1,393	3,748	2,031	350
Net income attributable to Capital Bank Financial Corp.	4,644	35,083	5,511	5,253	1,015	3,210	1,587	400
Basic earnings per common share	$0.09	$0.76	$0.12	$0.12	$0.02	$0.07	$0.04	$0.01
Diluted earnings per common share	$0.08	$0.75	$0.12	$0.12	$0.02	$0.07	$0.03	$0.01